CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024 [1]	Dec. 31, 2023
Revenues
Total revenues	$ 847,858	$ 771,530	$ 662,226	[1]
Total cost of revenues	(686,596)	(611,431)	(483,608)	[1]
Gross profit	161,262	160,099	178,618	[1]
Research and development expenses	(123,337)	(174,864)	(177,679)	[1]
Selling, general and administrative expenses	(93,841)	(108,195)	(131,717)	[1]
Other income - related parties	0	0	1,009	[1]
Others, net	1,143	64	(247)	[1]
Total operating expenses	(216,035)	(282,995)	(308,634)	[1]
Loss from operations	(54,773)	(122,896)	(130,016)	[1]
Interest income	3,710	3,078	4,313	[1]
Interest expenses	(23,772)	(18,568)	(11,239)	[1]
(Loss) gain from equity method investments, net	1,236	5,611	(6,142)	[2]
Other non-operating (expenses) income, net	5,904	(4,766)	(1,340)	[1]
Loss before income taxes	(67,695)	(137,541)	(144,424)	[1]
Income tax benefit (expense)	(1,244)	(210)	525	[1]
Net loss	(68,939)	(137,751)	(143,899)	[1]
Net loss attributable to noncontrolling interests	2,896	7,986	10,584	[1]
Net loss available to ECARX Holdings Inc. ordinary shareholders	$ (66,043)	$ (129,765)	$ (133,315)	[1]
Loss per ordinary share
Basic loss per share, ordinary shares (in USD per share)	$ (0.20)	$ (0.39)	$ (0.40)	[1]
Diluted loss per share, ordinary shares (in USD per share)	$ (0.20)	$ (0.39)	$ (0.40)	[1]
Weighted average number of ordinary shares used in computing loss per ordinary share
Weighted average number of ordinary shares, basic (in shares)	338,659,826	336,641,846	337,407,225	[1]
Weighted average number of ordinary shares, diluted (in shares)	338,659,826	336,641,846	337,407,225	[1]
Net loss	$ (68,939)	$ (137,751)	$ (143,899)	[1]
Other comprehensive income (loss):
Fair value change of available-for-sale debt investment, net of nil income taxes	(143)	0	0	[1]
Foreign currency translation adjustments, net of nil income taxes	(10,747)	3,849	6,505	[1]
Comprehensive loss	(79,829)	(133,902)	(137,394)	[1]
Comprehensive loss attributable to noncontrolling interests	2,776	8,208	11,264	[1]
Comprehensive loss attributable to ordinary shareholders	(77,053)	(125,694)	(126,130)	[1]
Sales of goods revenues
Revenues
Total revenues	703,093	611,245	467,403	[1]
Total cost of revenues	(610,285)	(537,620)	(385,929)	[1]
Software license revenues
Revenues
Total revenues	29,698	42,455	62,796	[1]
Total cost of revenues	(17,193)	(17,783)	(16,978)	[1]
Service
Revenues
Total revenues	115,067	117,830	132,027	[1]
Total cost of revenues	$ (59,118)	$ (56,028)	$ (80,701)	[1]

[1]	Restated (refer to Note 2(c))
[2]	Restated (refer to Note 2(c))